INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Available-for-sale investments
Changes in fair value of the available-for-sale investments, net of tax	¥ 17,813	$ 2,509	¥ (12,351)	¥ (2,362)
Fair value of trading securities	(4,479)		0	0
Fair value	438,084		972,738		$ 61,703
Bank wealth management products
Available-for-sale investments
Cost	127,000		888,828
Fair value	127,000		888,828
Debt securities
Available-for-sale investments
Cost	24,241		60,218
Unrealized gains in accumulated other comprehensive income	5,253		(10,154)
Impact of exchange rate	122		(1,154)
Fair value	29,616		48,910
Available-for-sale investments
Available-for-sale investments
Interest income	3,203		15,488	5,238
Impairment loss	0		0	0
Changes in fair value of the available-for-sale investments, net of tax	17,813		(12,351)	(2,362)
Non-marketable equity investments
Available-for-sale investments
Cost	281,410		35,000
Unrealized gains in accumulated other comprehensive income	2,406
Impact of exchange rate	(2,348)
Fair value	281,468		35,000
Held-to-maturity investments
Available-for-sale investments
Interest income	21,294		1,458	2,963
Held-to-maturity investments, allowance for credit loss	¥ 0		¥ 0	¥ 0